Exhibit 2. Consolidated companies, associates, and joint ventures - Interconexion Electrica S.A. ESP (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Consolidated companies, associates, and joint ventures
Equity	$ 102,689,797	$ 91,078,480	$ 90,583,772	$ 53,499,363
Profit (loss)	27,530,825	$ 11,274,986
Assets	279,376,442		242,426,616
Liabilities	$ 176,686,645		$ 151,842,844
Interconexion Electrica S.A. E.S.P. [Member] | ATP Tower Holdings
Consolidated companies, associates, and joint ventures
Ownership Interest	24.70%
Activity, associate	Telecommunications transport
Country/Domicile, associate	United States of America
Equity	$ 1,856,906
Profit (loss)	(108,497)
Assets	4,166,273
Liabilities	$ 2,309,367
Interconexion Electrica S.A. E.S.P. [Member] | Interligacao Eletrica do Madeira [Member]
Consolidated companies, associates, and joint ventures
Ownership Interest	51.00%
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
Equity	$ 3,254,901
Profit (loss)	295,254
Assets	6,055,398
Liabilities	$ 2,800,497
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Garanhuns
Consolidated companies, associates, and joint ventures
Ownership Interest	51.00%
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
Equity	$ 854,101
Profit (loss)	139,573
Assets	1,224,720
Liabilities	$ 370,619
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Paraguau
Consolidated companies, associates, and joint ventures
Ownership Interest	50.00%
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
Equity	$ 937,376
Profit (loss)	112,230
Assets	1,350,712
Liabilities	$ 413,336
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Aimors
Consolidated companies, associates, and joint ventures
Ownership Interest	50.00%
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
Equity	$ 622,194
Profit (loss)	92,762
Assets	896,390
Liabilities	$ 274,196
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Iva
Consolidated companies, associates, and joint ventures
Ownership Interest	50.00%
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
Equity	$ 699,677
Profit (loss)	73,148
Assets	3,324,360
Liabilities	$ 2,624,683
Interconexion Electrica S.A. E.S.P. [Member] | Transmissora Alianca de Energia Eletrica
Consolidated companies, associates, and joint ventures
Ownership Interest	14.88%
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
Equity	$ 5,835,107
Profit (loss)	1,139,815
Assets	13,533,058
Liabilities	$ 7,697,951
Interconexion Electrica S.A. E.S.P. [Member] | Interconexin Elctrica Colombia Panam-Panam
Consolidated companies, associates, and joint ventures
Ownership Interest	50.00%
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Panama
Equity	$ 32,317
Profit (loss)	(21,722)
Assets	33,280
Liabilities	$ 963
Interconexion Electrica S.A. E.S.P. [Member] | Interconexin Elctrica Colombia Panam Colombia
Consolidated companies, associates, and joint ventures
Ownership Interest	1.17%
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Colombia
Equity	$ 267
Profit (loss)	(2)
Assets	268
Liabilities	$ 1
Interconexion Electrica S.A. E.S.P. [Member] | Transnexa
Consolidated companies, associates, and joint ventures
Ownership Interest	50.00%
Activity, joint venture	Telecommunications transport
Country/Domicile, joint venture	Ecuador
Interconexion Electrica S.A. E.S.P. [Member] | Derivex
Consolidated companies, associates, and joint ventures
Ownership Interest	40.35%
Activity, joint venture	Manage the negotiation system of operations on derivative financial instruments of electrical energy
Country/Domicile, joint venture	Colombia
Equity	$ 207
Profit (loss)	(666)
Assets	$ 207
Interconexion Electrica S.A. E.S.P. [Member] | Parques de Rio [Member]
Consolidated companies, associates, and joint ventures
Ownership Interest	33.00%
Activity, joint venture	Roads
Country/Domicile, joint venture	Colombia
Equity	$ 110
Profit (loss)	(23)
Assets	$ 110
Interconexion Electrica S.A. E.S.P. [Member] | Conexin Kimal Lo Aguirre S.A. [Member]
Consolidated companies, associates, and joint ventures
Ownership Interest	33.33%
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Chile
Equity	$ 119,475
Assets	$ 119,475
Interconexion Electrica S.A. E.S.P. [Member] | Consorcio Transmantaro
Consolidated companies, associates, and joint ventures
Ownership Interest	60.00%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 2,047,606
Profit (loss)	210,796
Assets	8,476,483
Liabilities	$ 6,428,877
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Elctrica Evrecy
Consolidated companies, associates, and joint ventures
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 204,913
Profit (loss)	(42,116)
Assets	225,450
Liabilities	$ 20,537
Interconexion Electrica S.A. E.S.P. [Member] | Fundo De Investimento Assis
Consolidated companies, associates, and joint ventures
Ownership Interest	35.81%
Activity	Trust - Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 121,919
Profit (loss)	4,269
Assets	$ 121,919
Interconexion Electrica S.A. E.S.P. [Member] | Fundo de Investimento Barra Bonita Renda Fixa Referenciado
Consolidated companies, associates, and joint ventures
Ownership Interest	35.77%
Activity	Trust - Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 11,873
Profit (loss)	2,479
Assets	$ 11,873
Interconexion Electrica S.A. E.S.P. [Member] | Fundo de Investimento Referenciado di Bandeirantes
Consolidated companies, associates, and joint ventures
Ownership Interest	17.06%
Activity	Trust - Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 341,888
Profit (loss)	16,468
Assets	$ 341,888
Interconexion Electrica S.A. E.S.P. [Member] | Fundo de Investimento Xavantes Referenciado di
Consolidated companies, associates, and joint ventures
Ownership Interest	15.40%
Activity	Trust - Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 522,517
Profit (loss)	35,529
Assets	$ 522,517
Interconexion Electrica S.A. E.S.P. [Member] | Interconexiones Viales
Consolidated companies, associates, and joint ventures
Ownership Interest	65.00%
Activity	Roads
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 3,044
Profit (loss)	(2,650)
Assets	3,656
Liabilities	$ 612
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Aguape
Consolidated companies, associates, and joint ventures
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 543,971
Profit (loss)	68,226
Assets	605,626
Liabilities	$ 61,655
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Biguau
Consolidated companies, associates, and joint ventures
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 357,213
Profit (loss)	29,756
Assets	427,764
Liabilities	$ 70,551
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica De Minas Gerais
Consolidated companies, associates, and joint ventures
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 271,566
Profit (loss)	(33,417)
Assets	298,559
Liabilities	$ 26,993
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Itapura
Consolidated companies, associates, and joint ventures
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 175,044
Profit (loss)	20,631
Assets	188,340
Liabilities	$ 13,296
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Itaquer
Consolidated companies, associates, and joint ventures
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 464,935
Profit (loss)	44,866
Assets	545,366
Liabilities	$ 80,431
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Itanes
Consolidated companies, associates, and joint ventures
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 426,261
Profit (loss)	39,039
Assets	460,751
Liabilities	$ 34,490
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Norte E Nordeste
Consolidated companies, associates, and joint ventures
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 314,059
Profit (loss)	26,937
Assets	450,167
Liabilities	$ 136,108
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Pinheiros
Consolidated companies, associates, and joint ventures
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 550,509
Profit (loss)	57,631
Assets	615,028
Liabilities	$ 64,519
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Riacho Grande
Consolidated companies, associates, and joint ventures
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 76,184
Profit (loss)	(1,243)
Assets	84,574
Liabilities	$ 8,390
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Serra Do Japi
Consolidated companies, associates, and joint ventures
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 466,645
Profit (loss)	51,278
Assets	522,507
Liabilities	$ 55,862
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Sul
Consolidated companies, associates, and joint ventures
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 183,835
Profit (loss)	9,819
Assets	209,914
Liabilities	$ 26,079
Interconexion Electrica S.A. E.S.P. [Member] | Interligao Eltrica Tibagi
Consolidated companies, associates, and joint ventures
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 201,486
Profit (loss)	13,391
Assets	234,054
Liabilities	$ 32,568
Interconexion Electrica S.A. E.S.P. [Member] | Internexa
Consolidated companies, associates, and joint ventures
Ownership Interest	99.42%
Activity	Information and communications technologies
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 113,389
Profit (loss)	(9,866)
Assets	549,217
Liabilities	$ 435,828
Interconexion Electrica S.A. E.S.P. [Member] | Transamerican Telecomunication S.A.
Consolidated companies, associates, and joint ventures
Ownership Interest	99.42%
Activity	Information and communications technologies
Country/Domicile	Argentina
Geographic area of operations	Argentina
Equity	$ 20,908
Profit (loss)	(2,265)
Assets	43,213
Liabilities	$ 22,305
Interconexion Electrica S.A. E.S.P. [Member] | Internexa Brazil Operadora de Telecomunicaes
Consolidated companies, associates, and joint ventures
Ownership Interest	99.42%
Activity	Information and communications technologies
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 41,658
Profit (loss)	(22,433)
Assets	291,102
Liabilities	$ 249,444
Interconexion Electrica S.A. E.S.P. [Member] | Internexa Chile
Consolidated companies, associates, and joint ventures
Ownership Interest	98.43%
Activity	Information and communications technologies
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 23,835
Profit (loss)	1,889
Assets	78,272
Liabilities	$ 54,437
Interconexion Electrica S.A. E.S.P. [Member] | Internexa Participaes
Consolidated companies, associates, and joint ventures
Ownership Interest	99.42%
Activity	Investment vehicle
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 38,103
Profit (loss)	(21,083)
Assets	38,933
Liabilities	$ 830
Interconexion Electrica S.A. E.S.P. [Member] | Internexa Peru
Consolidated companies, associates, and joint ventures
Ownership Interest	99.42%
Activity	Information and communications technologies
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 75,418
Profit (loss)	4,033
Assets	394,048
Liabilities	$ 318,630
Interconexion Electrica S.A. E.S.P. [Member] | ISA Bolivia
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Electric power
Country/Domicile	Bolivia
Geographic area of operations	Bolivia
Equity	$ 129,343
Profit (loss)	7,877
Assets	138,416
Liabilities	$ 9,073
Interconexion Electrica S.A. E.S.P. [Member] | ISA Capital Do Brasil
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Investment vehicle
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 4,902,563
Profit (loss)	536,782
Assets	4,904,914
Liabilities	$ 2,351
Interconexion Electrica S.A. E.S.P. [Member] | ISA CTEEP
Consolidated companies, associates, and joint ventures
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 13,609,080
Profit (loss)	1,493,200
Assets	25,918,741
Liabilities	$ 12,309,661
Interconexion Electrica S.A. E.S.P. [Member] | ISA Interchile
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Electric power
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 1,400,049
Profit (loss)	(25,287)
Assets	6,961,298
Liabilities	$ 5,561,249
Interconexion Electrica S.A. E.S.P. [Member] | ISA Intercolombia
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Electric power
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 94,919
Profit (loss)	36,169
Assets	331,964
Liabilities	$ 237,045
Interconexion Electrica S.A. E.S.P. [Member] | ISA Intervial Chile
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Roads
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 3,294,754
Profit (loss)	240,366
Assets	4,099,171
Liabilities	$ 804,417
Interconexion Electrica S.A. E.S.P. [Member] | ISA Intervial Colombia
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Roads
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 579
Profit (loss)	13
Assets	$ 579
Interconexion Electrica S.A. E.S.P. [Member] | ISA Inversiones Chile
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Investment vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 4,007,871
Profit (loss)	245,561
Assets	4,011,877
Liabilities	$ 4,006
Interconexion Electrica S.A. E.S.P. [Member] | ISA Inversiones Costera Chile
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Investment vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ (53,317)
Profit (loss)	(57,162)
Assets	611,625
Liabilities	$ 664,942
Interconexion Electrica S.A. E.S.P. [Member] | ISA Inversiones Tolten
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Investment vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 40
Profit (loss)	(3)
Assets	$ 40
Interconexion Electrica S.A. E.S.P. [Member] | ISA Investimentos E Participaes
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Investment vehicle
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 1,089,564
Profit (loss)	154,558
Assets	1,089,591
Liabilities	$ 27
Interconexion Electrica S.A. E.S.P. [Member] | ISA Per
Consolidated companies, associates, and joint ventures
Ownership Interest	99.99%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 223,977
Profit (loss)	20,603
Assets	1,107,192
Liabilities	$ 883,215
Interconexion Electrica S.A. E.S.P. [Member] | ISA REP
Consolidated companies, associates, and joint ventures
Ownership Interest	60.00%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 638,585
Profit (loss)	196,436
Assets	2,173,961
Liabilities	$ 1,535,376
Interconexion Electrica S.A. E.S.P. [Member] | ISA Transelca
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Electric power
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 956,311
Profit (loss)	166,923
Assets	1,755,872
Liabilities	$ 799,561
Interconexion Electrica S.A. E.S.P. [Member] | Linear Systems RE
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Other businesses
Country/Domicile	Bermudas
Geographic area of operations	Bermudas
Equity	$ 33,188
Profit (loss)	3,523
Assets	98,499
Liabilities	$ 65,311
Interconexion Electrica S.A. E.S.P. [Member] | Proyectos De Infraestructura Del Per
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 17,147
Profit (loss)	4,629
Assets	137,825
Liabilities	$ 120,678
Interconexion Electrica S.A. E.S.P. [Member] | Ruta Costera
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Roads
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 176,642
Profit (loss)	(12,644)
Assets	2,580,975
Liabilities	$ 2,404,333
Interconexion Electrica S.A. E.S.P. [Member] | Ruta De La Araucana
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Roads
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 337,645
Profit (loss)	48,713
Assets	653,193
Liabilities	$ 315,548
Interconexion Electrica S.A. E.S.P. [Member] | Ruta De Los Ros
Consolidated companies, associates, and joint ventures
Ownership Interest	75.00%
Activity	Roads
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 97,779
Profit (loss)	28,959
Assets	237,528
Liabilities	$ 139,749
Interconexion Electrica S.A. E.S.P. [Member] | Ruta Del Bosque
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Roads
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 92,730
Profit (loss)	(19,445)
Assets	118,570
Liabilities	$ 25,840
Interconexion Electrica S.A. E.S.P. [Member] | Ruta Del Loa
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Roads
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 254,451
Profit (loss)	31,019
Assets	825,723
Liabilities	$ 571,272
Interconexion Electrica S.A. E.S.P. [Member] | Ruta del Maipo
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Roads
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 2,241,823
Profit (loss)	209,465
Assets	7,222,823
Liabilities	$ 4,981,000
Interconexion Electrica S.A. E.S.P. [Member] | Ruta Del Maule
Consolidated companies, associates, and joint ventures
Ownership Interest	100.00%
Activity	Roads
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 4,863
Profit (loss)	(4,657)
Assets	13,414
Liabilities	$ 8,551
Interconexion Electrica S.A. E.S.P. [Member] | Sistemas Inteligentes en Red
Consolidated companies, associates, and joint ventures
Ownership Interest	99.77%
Activity	Other businesses
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 8,960
Profit (loss)	1,356
Assets	17,765
Liabilities	$ 8,805
Interconexion Electrica S.A. E.S.P. [Member] | XM
Consolidated companies, associates, and joint ventures
Ownership Interest	99.73%
Activity	Electric power
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 37,818
Profit (loss)	8,836
Assets	280,987
Liabilities	$ 243,169